Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2026
Basis of Presentation and General Information [Abstract]
Subsidiaries in Consolidation
United’s subsidiaries included in these unaudited interim condensed consolidated financial statements as of June 30, 2026:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
United Management Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Sea Glorius Shipping Co. (1)(3)	Marshall Islands	Gloriuship	July 6, 2022	June 10, 2025
Minoansea Maritime Co. (1)(3)	Marshall Islands	Minoansea	August 30, 2022	December 22, 2022
Good Maritime Co. (1)(3)	Liberia	Goodship	February 10, 2023	September 16, 2025
Traders Maritime Co. (1)(3)	Marshall Islands	Tradership	February 28, 2023	August 15, 2025
Chrisea Maritime Co. (1)	Marshall Islands	Chrisea	February 21, 2023	N/A
Oasea Maritime Co. (1)(3)	Marshall Islands	Oasea	March 27, 2023	July 19, 2024
Cretansea Maritime Co. (1)(3)	Marshall Islands	Cretansea	April 26, 2023	May 19, 2026
Synthesea Maritime Co. (1)(4)	Liberia	Synthesea	August 1, 2023	August 1, 2024
Exelixsea Maritime Co. (1)(4)	Marshall Islands	Exelixsea	August 29, 2023	March 27, 2024
Nisea Maritime Co. (1)(4)	Liberia	Nisea	September 10, 2024	March 10, 2026
RGI Marine Holdings AS (5)	Norway	N/A	N/A	N/A
Duke Maritime Co. (1)(4)	Marshall Islands	Dukeship	February 12, 2026	N/A
Squire Maritime Co. (1)(4)	Liberia	Squireship	June 8, 2026	June 8, 2026

(1)	Subsidiaries wholly owned
(2)	Management company
(3)	Dormant companies
(4)	Bareboat charterers
(5)	Majority owned subsidiary (Note 9)